Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Goods and Services Sold [Abstract]
Sales	$ 2,042,844	$ 88,735
Total Cost of Sales	1,281,468	73,560
Gross profit	761,376	15,175
Operating expenses
General and administrative	8,238,530	355,231
Consulting	188,703	70,901
Research and development	58,139
Total operating expenses, net	8,485,372	426,132
Loss from operations	(7,723,996)	(410,957)
Other income (expense):
Interest income (expense), net	4,412	(2,864)
Gain on debt forgiveness, net of other expense	288,185	7,000
Total other income (expense)	292,597	4,136
Loss before income taxes	(7,431,399)	(406,821)
Income tax recovery (expense)	(220,700)	127,300
Net loss	$ (7,652,100)	$ (279,521)
Net loss per share to common stockholders:
Basic and diluted	$ (0.03)	$ (279,521)
Weighted shares used in the computation of net loss per share:
Basic and diluted	229,034,470	1
ADOMANI, INC. [Member]
Cost of Goods and Services Sold [Abstract]
Sales		$ 618,000	$ 12,561,000
Total Cost of Sales		303,000	11,627,000
Gross profit		315,000	934,000
Operating expenses
General and administrative		4,422,000	5,705,000
Consulting		155,000	333,000
Research and development		75,000	109,000
Total operating expenses, net		4,652,000	6,147,000
Loss from operations		(4,337,000)	(5,213,000)
Other income (expense):
Interest income (expense), net		(49,000)	42,000
Other income		0	18,000
Total other income (expense)		(49,000)	60,000
Loss before income taxes		(4,386,000)	(5,153,000)
Income tax recovery (expense)		0	0
Net loss		$ (4,386,000)	$ (5,153,000)
Net loss per share to common stockholders:
Basic and diluted		$ (0.06)	$ (0.07)
Weighted shares used in the computation of net loss per share:
Basic and diluted		75,583,936	72,919,333